Fair Value of Financial Instruments and Derivatives Instruments, detail (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Derivative [Line Items]
Derivative assets	$ 455	$ 762
Derivative liabilities	493	732
Derivatives liabities - Long-term	1,065	3,270
Derivatives not designated as hedging instruments
Derivative [Line Items]
Total Derivatives	455	762
Total Derivatives	1,558	4,002
Derivatives not designated as hedging instruments | Interest Rare Swap | Noncurrent assets
Derivative [Line Items]
Derivative assets	455	762
Derivatives not designated as hedging instruments | Interest Rare Swap | Current liabilities
Derivative [Line Items]
Derivative liabilities	493	732
Derivatives not designated as hedging instruments | Interest Rare Swap | Noncurrent liabilities
Derivative [Line Items]
Derivatives liabities - Long-term	$ 1,065	$ 3,270